Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share
19.	NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Years ended December 31,
	2018	2019	2020
Net loss attributable to China Finance Online Co. Limited	$(19,950,120)	$(11,262,821)	$(10,558,169)
Weighted average ordinary shares outstanding used in computing basic net loss per share	113,883,030	114,687,282	115,060,781
Plus: Incremental shares from assumed conversions of stock options, restricted shares and nonvested shares	—	—	—
Weighted average ordinary shares outstanding used in computing diluted net loss per share	113,883,030	114,687,282	115,060,781
Net loss per share attributable to China Finance Online Co. Limited
- basic	$(0.18)	$(0.10)	$(0.09)
- diluted	$(0.18)	$(0.10)	$(0.09)

For the year ended December 31, 2018, 4,094,656 options, 5,637,453 restricted shares and 3,000,000 nonvested shares, were anti-dilutive, respectively, because the Company was in the loss position. For the year ended December 31, 2019, 98,901 options, 5,316,935 restricted shares and 3,000,000 nonvested shares, were anti-dilutive, respectively, because the Company was in the loss position. For the year ended December 31, 2020, no options, 6,950,018 restricted shares and 3,000,000 nonvested shares, were anti-dilutive, respectively, because the Company was in the loss position.